Events Occurring After The Reporting Date	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
EVENTS OCCURRING AFTER THE REPORTING DATE

NOTE 36. EVENTS OCCURRING AFTER THE REPORTING DATE

There is no other matter or circumstance arisen since December 31, 2022, which has significantly affected, or may significantly affect the operations of the Group, the result of those operations, or the state of affairs of the Group in subsequent financial years.